Average Annual Total Returns - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIP Extended Market Index Portfolio	Apr. 29, 2023
VIP Extended Market Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.13%)
Since Inception	5.65%	[1]
VIP Extended Market Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.30%)
Since Inception	5.39%	[2]
VIP Extended Market Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.22%)
Since Inception	5.60%	[3]
IXYST
Average Annual Return:
Past 1 year	(18.15%)
Since Inception	5.83%

[1]	A From April 17, 2018
[2]	C From April 17, 2018
[3]	B From April 11, 2019